Capital and financial risk management - Net financial instruments - Derivative financial assets (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements
Gross amount	€ 4,702	€ 2,954
Amounts presented in balance sheet	4,702	2,954
Cash collateral	(4,647)	(2,546)
Net amount	55	408
Collateral pledged as initial margin that does not offset against existing mark to market balances	0	330
Derivative financial liabilities
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements
Derivative financial liabilities, Gross amount	(1,422)	(1,672)
Derivative financial liabilities, Amounts presented in balance sheet	(1,422)	(1,672)
Derivative financial liabilities, Right of set off with derivative counterparties	910	1,365
Derivative financial liabilities, Cash collateral	239	368
Derivative financial liabilities, Net amount	(273)	61
Derivative financial assets
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements
Derivative financial assets, Gross amount	6,124	4,626
Derivative financial assets, Amounts presented in balance sheet	6,124	4,626
Derivative financial assets, Right of set off with derivative counterparties	(910)	(1,365)
Derivative financial assets, Cash collateral	(4,886)	(2,914)
Derivative financial assets, Net amount	€ 328	€ 347